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                                 ABN AMRO FUNDS


               CLASS N SHARES                                              CLASS I SHARES

    ABN AMRO/Chicago Capital Growth Fund                           Montag & Caldwell Growth Fund
            ABN AMRO Growth Fund                                ABN AMRO/Chicago Capital Growth Fund
   ABN AMRO/Montag & Caldwell Growth Fund                     ABN AMRO/Veredus Aggressive Growth Fund
     ABN AMRO/TAMRO Large Cap Value Fund                             ABN AMRO Equity Plus Fund
             ABN AMRO Value Fund                               ABN AMRO/Chicago Capital Balanced Fund
         ABN AMRO/Talon Mid Cap Fund                              Montag & Caldwell Balanced Fund
           ABN AMRO Small Cap Fund                               ABN AMRO/Chicago Capital Bond Fund
        ABN AMRO/TAMRO Small Cap Fund                           ABN AMRO Investment Grade Bond Fund
       ABN AMRO Select Small Cap Fund                          ABN AMRO Government Money Market Fund
   ABN AMRO/Veredus Aggressive Growth Fund                           ABN AMRO Money Market Fund
     ABN AMRO/Veredus Select Growth Fund                       ABN AMRO Tax-Exempt Money Market Fund
          ABN AMRO Real Estate Fund                             ABN AMRO Treasury Money Market Fund
        ABN AMRO/Veredus SciTech Fund
   ABN AMRO/Chicago Capital Balanced Fund                                  CLASS S SHARES
  ABN AMRO/Montag & Caldwell Balanced Fund
     ABN AMRO International Equity Fund                        ABN AMRO Government Money Market Fund
     ABN AMRO/Chicago Capital Bond Fund                              ABN AMRO Money Market Fund
ABN AMRO/Chicago Capital Municipal Bond Fund                   ABN AMRO Tax-Exempt Money Market Fund
 ABN AMRO/Chicago Capital Money Market Fund                     ABN AMRO Treasury Money Market Fund

                                                                           CLASS Y SHARES

                                                           ABN AMRO Institutional Prime Money Market Fund
                                                         ABN AMRO Institutional Treasury Money Market Fund
                                                        ABN AMRO Institutional Government Money Market Fund

                                                                          CLASS YS SHARES

                                                           ABN AMRO Institutional Prime Money Market Fund
                                                         ABN AMRO Institutional Treasury Money Market Fund
                                                        ABN AMRO Institutional Government Money Market Fund

                 (Each a "Fund" and collectively, the "Funds")

                       SUPPLEMENT DATED JUNE 27, 2002 TO
            STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 17, 2002

The paragraph under "Restricted Securities" on page 25 of the Statement of Additional Information is deleted in its entirety and replaced with:

Each Fund will limit investments in securities of issuers which a Fund is restricted from selling to the public without registration under the 1933 Act to no more than 5% of a Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A and, with respect to a money market fund, commercial paper issued in reliance upon the "private placement" exemption from registration under Section 4(2) of the 1933 Act that has been determined to be liquid by a Fund's Investment Adviser, pursuant to guidelines adopted by the Trust's Board of Trustees.


                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
          THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.